UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

ETC Cabana Target Beta ETF

(TDSB) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about ETC Cabana Target Beta ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Beta ETF	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$61,399,142
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$230,949
Portfolio Turnover Rate	123%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	2.2%
Specialty	9.3%
Commodity	21.4%
Equity	31.0%
Fixed Income	38.1%

Top 10 Holdings (% of net assets)

Goldman Sachs Physical Gold ETF	11.4%
Invesco Nasdaq 100 ETF	11.0%
Utilities Select Sector SPDR Fund	10.0%
Health Care Select Sector SPDR Fund	10.0%
Pimco Commodity Strategy Active ETF	10.0%
Vanguard Long-Term Bond ETF	9.7%
Vanguard Intermediate-Term Bond ETF	9.5%
iShares 7-10 Year Treasury Bond ETF	9.5%
iShares 3-7 Year Treasury Bond ETF	9.4%
Invesco DB US Dollar Index Bullish Fund	9.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-TDSB

ETC Cabana Target Drawdown 10 ETF

(TDSC) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about ETC Cabana Target Drawdown 10 ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Drawdown 10 ETF	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$126,130,736
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$493,160
Portfolio Turnover Rate	81%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.9%
Money Market Funds	5.0%
Fixed Income	16.4%
Equity	83.5%

Top 10 Holdings (% of net assets)

Janus Henderson AAA CLO ETF	16.3%
iShares Latin America 40 ETF	16.2%
Vanguard Real Estate ETF	14.0%
Consumer Discretionary Select Sector SPDR Fund	11.0%
Industrial Select Sector SPDR Fund	10.6%
Consumer Staples Select Sector SPDR Fund	8.7%
JPMorgan Equity Premium Income ETF	7.1%
Global X US Infrastructure Development ETF	5.6%
Vanguard FTSE Emerging Markets ETF	5.6%
Invesco Government & Agency Portfolio, Institutional Class	5.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-TDSC

ETC Cabana Target Leading Sector Moderate ETF

(CLSM) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about ETC Cabana Target Leading Sector Moderate ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Leading Sector Moderate ETF	$38	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$112,658,880
Number of Portfolio Holdings	5
Total Advisory Fee Paid	$404,933
Portfolio Turnover Rate	173%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Commodity	11.1%
Equity	88.7%

Top 10 Holdings (% of net assets)

Invesco Nasdaq 100 ETF	32.0%
Technology Select Sector SPDR Fund	22.6%
Consumer Staples Select Sector SPDR Fund	20.6%
Financial Select Sector SPDR ETF	13.5%
Goldman Sachs Physical Gold ETF	11.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-CLSM

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

ETC Cabana Target Beta ETF (TDSB)
(formerly, Cabana Target Beta ETF)

ETC Cabana Target Drawdown 10 ETF (TDSC)
(formerly, Cabana Target Drawdown 10 ETF)

ETC Cabana Target Leading Sector Moderate ETF (CLSM)
(formerly, Cabana Target Leading Sector Moderate ETF)

Semi-Annual Financials and Other Information

October 31, 2025

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS October 31, 2025

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

i

ETC CABANA TARGET BETA ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2025
	Shares	Fair Value
Exchange-Traded Funds — 99.8%
Commodity — 21.4%
Goldman Sachs Physical Gold ETF(a)	177,999	$7,027,400
Pimco Commodity Strategy Active ETF	220,078	6,124,771
		13,152,171

Equity — 31.0%
Health Care Select Sector SPDR Fund	42,528	6,134,664
Invesco Nasdaq 100 ETF	26,222	6,790,449
Utilities Select Sector SPDR Fund	68,853	6,134,802
		19,059,915

Fixed Income — 38.1%
iShares 3-7 Year Treasury Bond ETF	48,193	5,771,112
iShares 7-10 Year Treasury Bond ETF	60,219	5,832,210
Vanguard Intermediate-Term Bond ETF	74,572	5,834,513
Vanguard Long-Term Bond ETF	83,544	5,950,840
		23,388,675

Specialty — 9.3%
Invesco DB US Dollar Index Bullish Fund(c)	201,365	5,680,506

Total Exchange-Traded Funds (Cost $56,671,787)		61,281,267

Short-Term Investments — 2.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(d)	1,359,875	1,359,875

Total Short-Term Investments (Cost $1,359,875)		1,359,875

Total Investments — 102.0% (Cost $58,031,662)		62,641,142

Liabilities in Excess of Other Assets — (2.0)%		(1,242,000)

Total Net Assets — 100.0%		$61,399,142

ETF   - Exchange-Traded Fund

SPDR- Standard & Poor’s Depositary Receipt

(a)    Non-income producing security.

(b)        Rate disclosed is the seven day effective yield as of October 31, 2025.

(c)        All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $1,334,333.

(d)        Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $1,359,875 at October 31, 2025.

See accompanying Notes to Financial Statements.

ETC CABANA TARGET BETA ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	38.1%
Equity	31.0%
Commodity	21.4%
Specialty	9.3%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	2.2%
Total Investments	102.0%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ETC CABANA TARGET DRAWDOWN 10 ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2025
	Shares	Fair Value
Exchange-Traded Funds — 99.9%
Equity — 83.5%
Consumer Discretionary Select Sector SPDR Fund	57,591	$13,817,809
Consumer Staples Select Sector SPDR Fund	144,064	10,989,202
Global X US Infrastructure Development ETF	146,335	7,062,127
Industrial Select Sector SPDR Fund	86,208	13,367,412
iShares Latin America 40 ETF(b)	695,721	20,468,112
JPMorgan Equity Premium Income ETF(b)	157,927	8,982,888
Materials Select Sector SPDR Fund	69,499	5,953,979
Vanguard FTSE Emerging Markets ETF	127,626	7,015,601
Vanguard Real Estate ETF	198,507	17,702,854
		105,359,984

Fixed Income — 16.4%
Janus Henderson AAA CLO ETF	406,263	20,613,785

Total Exchange-Traded Funds (Cost $116,374,062)		125,973,769

Short-Term Investments — 5.0%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(a)(c)	6,365,275	6,365,275
Total Short-Term Investments (Cost $6,365,275)		6,365,275

Total Investments — 104.9% (Cost $122,739,337)		132,339,044

Liabilities in Excess of Other Assets — (4.9)%		(6,208,308)

Total Net Assets — 100.0%		$126,130,736

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)        Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)        All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $6,227,900.

(c)        Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $6,365,275 at October 31, 2025.

See accompanying Notes to Financial Statements.

ETC CABANA TARGET DRAWDOWN 10 ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	83.5%
Fixed Income	16.4%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	5.0%
Total Investments	104.9%
Liabilities in Excess of Other Assets	(4.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ETC CABANA TARGET LEADING SECTOR MODERATE ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2025
	Shares	Fair Value
Exchange-Traded Funds — 99.8%
Commodity — 11.1%
Goldman Sachs Physical Gold ETF(a)	315,958	$12,474,022

Equity — 88.7%
Consumer Staples Select Sector SPDR Fund	303,556	23,155,252
Financial Select Sector SPDR ETF	289,747	15,174,050
Invesco Nasdaq 100 ETF(b)	139,249	36,059,921
Technology Select Sector SPDR Fund	84,865	25,517,208
		99,906,431

Total Exchange-Traded Funds (Cost $99,893,005)		112,380,453

Total Investments — 99.8% (Cost $99,893,005)		112,380,453

Other Assets in Excess of Liabilities — 0.2%		278,427

Total Net Assets — 100.0%		$112,658,880

ETF   - Exchange-Traded Fund

SPDR- Standard & Poor’s Depositary Receipt

(a)        Non-income producing security.

(b)        A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com

See accompanying Notes to Financial Statements.

ETC CABANA TARGET LEADING SECTOR MODERATE ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	88.7%
Commodity	11.1%
Total Exchange-Traded Funds	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) October 31, 2025
	ETC Cabana Target Beta ETF	ETC Cabana Target Drawdown 10 ETF	ETC Cabana Target Leading Sector Moderate ETF
Assets
Investments, at value(a)	$62,641,142	$132,339,044	$112,380,453
Cash	143,685	229,366	343,751
Securities lending income receivable	10,810	2,436	144
Dividend and interest receivable	399	637	1,037
Total Assets	62,796,036	132,571,483	112,725,385

Liabilities
Advisory fee payable – net	37,019	75,472	66,505
Payable upon return on securities loaned	1,359,875	6,365,275	—
Total Liabilities	1,396,894	6,440,747	66,505
Net Assets	$61,399,142	$126,130,736	$112,658,880

Net Assets consist of:
Paid-in capital	$136,000,523	$506,207,258	$315,298,533
Accumulated deficit	(74,601,381)	(380,076,522)	(202,639,653)
Net Assets	$61,399,142	$126,130,736	$112,658,880

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,575,000	5,016,665	4,781,941
Net Asset Value, Offering and Redemption Price Per Share	$23.84	$25.14	$23.56
Investments, at cost	$58,031,662	$122,739,337	$99,893,005
(a) Market value of securities on loan	$1,334,333	$6,227,900	$—

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Unaudited) For the Six Months Ended October 31, 2025
	ETC Cabana Target Beta ETF	ETC Cabana Target Drawdown 10 ETF	ETC Cabana Target Leading Sector Moderate ETF
Investment Income
Dividend income	$923,451	$2,682,567	$839,987
Interest income	4,572	8,736	4,318
Securities lending income (net)	39,976	13,698	4,018
Total Investment Income	967,999	2,705,001	848,323

Expenses
Advisory fees	274,201	571,780	469,487
Total Expenses	274,201	571,780	469,487
Waiver	(37,703)	(78,620)	(64,554)
Voluntary Waiver	(5,549)	—	—
Net Expenses	230,949	493,160	404,933
Net Investment Income (Loss)	737,050	2,211,841	443,390

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	2,321,634	4,907,859	11,199,660
In-kind redemptions	623,057	1,987,417	1,514,241
	2,944,691	6,895,276	12,713,901
Net Change in Unrealized Gain (Loss) on:
Investments	3,102,811	3,403,529	5,893,733
Net Realized and Unrealized Gain (Loss) on Investments	6,047,502	10,298,805	18,607,634
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,784,552	$12,510,646	$19,051,024

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	ETC Cabana Target Beta ETF		ETC Cabana Target Drawdown 10 ETF
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income (loss)	$737,050	$2,635,568	$2,211,841	$4,502,638
Net realized gain (loss) on investments	2,944,691	(711,640)	6,895,276	(1,932,405)
Net change in unrealized gain (loss) on investments	3,102,811	2,964,289	3,403,529	7,081,288
Net Increase (Decrease) in Net Assets Resulting From Operations	6,784,552	4,888,217	12,510,646	9,651,521

Distributions to Shareholders	(674,130)	(2,714,812)	(2,140,214)	(5,029,377)

Capital Share Transactions
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	(17,659,089)	(42,808,399)	(38,522,131)	(90,034,987)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,659,089)	(42,808,399)	(38,522,131)	(90,034,987)
Net Increase (Decrease) in Net Assets	(11,548,667)	(40,634,994)	(28,151,699)	(85,412,843)

Net Assets
Beginning of period	$72,947,809	$113,582,803	$154,282,435	$239,695,278
End of period	$61,399,142	$72,947,809	$126,130,736	$154,282,435

Change in Share Transactions
Shares redeemed	(775,000)	(1,925,000)	(1,575,000)	(3,675,000)
Net Increase (Decrease) in Shares Outstanding	(775,000)	(1,925,000)	(1,575,000)	(3,675,000)

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	ETC Cabana Target Leading Sector Moderate ETF
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income (loss)	$443,390	$1,794,105
Net realized gain (loss) on investments	12,713,901	(3,244,147)
Net change in unrealized gain (loss) on investments	5,893,733	8,973,718
Net Increase (Decrease) in Net Assets Resulting From Operations	19,051,024	7,523,676

Distributions to Shareholders	—	(2,937,259)
Capital Share Transactions
Proceeds from shares sold	2,105,603	—
Cost of shares redeemed	(27,693,701)	(66,111,294)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,588,098)	(66,111,294)
Net Increase (Decrease) in Net Assets	(6,537,074)	(61,524,877)

Net Assets
Beginning of period	$119,195,954	$180,720,831
End of period	$112,658,880	$119,195,954

Change in Share Transactions
Shares sold	100,000	—
Shares redeemed	(1,275,000)	(3,200,000)
Net Increase (Decrease) in Shares Outstanding	(1,175,000)	(3,200,000)

ETC Cabana Target Beta ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net asset value, beginning of period	$21.78	$21.53	$21.11	$22.66	$25.23	$24.98

Investment operations:
Net investment income (loss)(b)	0.25	0.63	0.68	0.29	0.38	0.25
Net realized and unrealized gain (loss) on investments	2.04	0.30	0.53	(1.48)	(2.47)	0.11
Total from investment operations	2.29	0.93	1.21	(1.19)	(2.09)	0.36

Distributions to shareholders from:
Net investment income	(0.23)	(0.68)	(0.73)	(0.36)	(0.48)	(0.11)
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.23)	(0.68)	(0.79)	(0.36)	(0.48)	(0.11)

Net asset value, end of period	$23.84	$21.78	$21.53	$21.11	$22.66	$25.23
Net Asset Value, Total Return	10.55%(c)	4.32%	5.81%	(5.31)%	(8.48)%	1.45%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,399	$72,948	$113,583	$155,147	$256,088	$349,383
Ratios to Average Net Assets:
Expenses before fee waiver(d)	0.80%(e)	1.07%(f)	0.80%	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.67%(e)(g)	0.89%(f)(h)	0.65%	0.55%	0.57%	0.54%(e)
Net investment income (loss)(i)	2.15%(e)	2.83%(f)	3.20%	1.35%	1.49%	1.69%(e)
Portfolio turnover rate(j)	123%(c)	200%	460%	1048%	338%	416%(c)

(a)    For the period September 16, 2020 (commencement of operations) to April 30, 2021.

(b)    Per share amounts calculated using average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(e)    Annualized for periods less than one year.

(f)     Includes 0.27% for the year ended April 30, 2025, attributed to income tax expense, which are not subject to waiver by the Advisor.

(g)    The ratio of expenses after fee waiver to average net assets includes the effect of a voluntary waiver reducing expenses 0.02%.

(h)    The ratio of expenses after fee waiver to average net assets includes the effect of a voluntary waiver reducing expenses 0.07%.

(i)      The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(j)      Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

ETC Cabana Target Drawdown 10 ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net asset value, beginning of period	$23.41	$23.35	$22.17	$23.93	$26.20	$25.02

Investment operations:
Net investment income (loss)(b)	0.38	0.54	0.56	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	1.73	0.18	1.17	(1.68)	(2.25)	1.09
Total from investment operations	2.11	0.72	1.73	(1.38)	(1.95)	1.31

Distributions to shareholders from:
Net investment income	(0.38)	(0.66)	(0.55)	(0.38)	(0.32)	(0.13)
Total distributions	(0.38)	(0.66)	(0.55)	(0.38)	(0.32)	(0.13)

Net asset value, end of period	$25.14	$23.41	$23.35	$22.17	$23.93	$26.20
Net Asset Value, Total Return	9.04%(c)	2.96%	7.85%	(5.78)%	(7.58)%	5.27%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$126,131	$154,282	$239,695	$461,724	$782,042	$660,816
Ratios to Average Net Assets:
Expenses before fee waiver(d)	0.80%(e)	0.80%	0.80%	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.69%(e)	0.69%	0.65%	0.55%	0.58%	0.54%(e)
Net investment income (loss)(f)	3.09%(e)	2.20%	2.48%	1.31%	1.13%	1.46%(e)
Portfolio turnover rate(g)	81%(c)	256%	485%	1068%	319%	451%(c)

(a)    For the period September 16, 2020 (commencement of operations) to April 30, 2021.

(b)    Per share amounts calculated using average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(e)    Annualized for periods less than one year.

(f)     The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(g)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

ETC Cabana Target Leading Sector Moderate ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
Net asset value, beginning of period	$20.01	$19.74	$20.25	$21.83	$25.09

Investment operations:
Net investment income (loss)(b)	0.08	0.24	0.54	0.29	0.11
Net realized and unrealized gain (loss) on investments	3.47	0.46	(0.52)	(1.23)	(3.21)(c)
Total from investment operations	3.55	0.70	0.02	(0.94)	(3.10)

Distributions to shareholders from:
Net investment income	—	(0.43)	(0.53)	(0.64)	(0.16)
Total distributions	—	(0.43)	(0.53)	(0.64)	(0.16)

Net asset value, end of period	$23.56	$20.01	$19.74	$20.25	$21.83
Net Asset Value, Total Return	17.74%(d)	3.52%(e)	(0.03)%	(4.27)%	(12.51)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$112,659	$119,196	$180,721	$170,126	$72,025
Ratios to Average Net Assets:
Expenses before fee waiver(f)	0.80%(g)	0.80%	0.80%	0.80%	0.80%(g)
Expenses after fee waiver(f)	0.69%(g)	0.69%	0.67%	0.59%	0.59%(g)
Net investment income (loss)(h)	0.76%(g)	1.17%	2.69%	1.40%	0.53%(g)
Portfolio turnover rate(i)	173%(d)	401%	681%	1003%	231%(d)

(a)    For the period July 12, 2021 (commencement of operations) to April 30, 2022.

(b)    Per share amounts calculated using average shares method.

(c)    Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(d)    Not Annualized for periods less than one year.

(e)    In 2025, 0.36% of the Fund’s total return consists of a reimbursement by the Adviser for a realized investment loss due to a trade error. Excluding this item, total return would have been 3.16%.

(f)     The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(g)    Annualized for periods less than one year.

(h)    The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(i)      Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) October 31, 2025

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

ETC Cabana Target Beta ETF*

ETC Cabana Target Drawdown 10 ETF*

ETC Cabana Target Leading Sector Moderate ETF*

The ETC Cabana Target Beta ETF, the ETC Cabana Target Drawdown 10 ETF and the ETC Cabana Target Leading Sector Moderate ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The ETC Cabana Target Beta ETF seeks to provide long-term growth. The ETC Cabana Target Beta ETF seeks to achieve its investment objective by targeting a one year rolling beta of 0.35 relative to the S&P 500 Equal Weight Index, although the beta exposure is not a fixed amount and may vary based on the fund’s proprietary algorithm for assessing market and economic conditions. Beta is a measure of the volatility of an asset relative to the overall market. The ETC Cabana Target Drawdown 10 ETF seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among ETFs in the following five major asset classes: equities, fixed income securities, real estate, currencies, and commodities. The ETC Cabana Target Leading Sector Moderate ETF seeks to provide long-term growth and seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The ETC Cabana Target Beta ETF and the ETC Cabana Target Drawdown 10 ETF commenced operations on September 16, 2020, and the ETC Cabana Target Leading Sector Moderate ETF commenced operations on July 12, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

*   On June 25, 2025, each Fund changed its name as follows:

Prior Fund Name	New Fund Name
Cabana Target Beta ETF	ETC Cabana Target Beta ETF
Cabana Target Drawdown 10 ETF	ETC Cabana Target Drawdown 10 ETF
Cabana Target Leading Sector Moderate ETF	ETC Cabana Target Leading Sector Moderate ETF

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2025, for each Fund based upon the three levels defined above:

ETC Cabana Target Beta ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$61,281,267	$—	$—	$61,281,267
Short-Term Investments	1,359,875	—	—	1,359,875
Total	$62,641,142	$—	$—	$62,641,142

ETC Cabana Target Drawdown 10 ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$125,973,769	$—	$—	$125,973,769
Short-Term Investments	6,365,275	—	—	6,365,275
Total	$132,339,044	$—	$—	$132,339,044

ETC Cabana Target Leading Sector Moderate ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$112,380,453	$—	$—	$112,380,453
Total	$112,380,453	$—	$—	$112,380,453

*   See Schedule of Investments for additional detailed categorizations.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f)     Distributions to Shareholders

The ETC Cabana Target Beta ETF and ETC Cabana Target Drawdown 10 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The ETC Cabana Target Leading Sector Moderate ETF distributes its net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has voluntarily elected to waive a portion of the Advisory Fee attributable to the income tax expense on ETC Cabana Target Beta ETF. Fees waived pursuant to this voluntary waiver are not subject to recoupment in future periods. As of October 31, 2025, the Adviser waived $5,549 in advisory fees pursuant to the voluntary waiver.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. This arrangement is in effect through at least August 31, 2026, unless earlier terminated by the Trust for any reason at any time with the approval of the Board.

Fund	Expenses Waived
ETC Cabana Target Beta ETF	$37,703
ETC Cabana Target Drawdown 10 ETF	78,620
ETC Cabana Target Leading Sector Moderate ETF	64,554

The above waived amounts are not subject to recoupment.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly. Assets of each of the Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2025, were as follows:

Fund	Purchases	Sales
ETC Cabana Target Beta ETF	$83,553,013	$83,730,203
ETC Cabana Target Drawdown 10 ETF	114,363,487	114,340,846
ETC Cabana Target Leading Sector Moderate ETF	200,607,123	200,323,795

Purchases and sales of in-kind transactions for the six months ended October 31, 2025, were as follows:

Fund	Purchases	Sales
ETC Cabana Target Beta ETF	$—	$17,616,206
ETC Cabana Target Drawdown 10 ETF	—	38,367,382
ETC Cabana Target Leading Sector Moderate ETF	2,103,628	27,618,719

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the six months ended October 31, 2025, the Funds did not engage in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

5.     Capital Share Transactions

Fund Shares are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

7.     Federal Income Taxes

As of the tax year ended April 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
ETC Cabana Target Beta ETF	$—	$(81,077,975)	$366,172	$(80,711,803)
ETC Cabana Target Drawdown 10 ETF	—	(391,940,765)	1,493,811	(390,446,954)
ETC Cabana Target Leading Sector Moderate ETF	390,328	(277,441,941)	5,360,936	(271,690,677)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

At October 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
ETC Cabana Target Beta ETF	$58,031,662	$4,609,480	$—	$4,609,480
ETC Cabana Target Drawdown 10 ETF	122,739,337	10,266,723	(667,017)	9,599,706
ETC Cabana Target Leading Sector Moderate	99,893,005	14,321,000	(1,833,551)	12,487,449

As of the tax year ended April 30, 2025, each Fund has non-expiring accumulated capital loss carry forwards as follows:

Fund	Short-Term	Long-Term	Total Amount
ETC Cabana Target Beta ETF	$80,790,536	$287,439	$81,077,975
ETC Cabana Target Drawdown 10 ETF	391,940,765	—	391,940,765
ETC Cabana Target Leading Sector Moderate ETF	227,441,941	—	227,441,941

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8.     Securities Lending

Effective August 1, 2025, the Funds have entered into a Securities Lending Agreement with Mitsubishi (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. The Funds previously used Brown Brothers Harriman & Co. as the Lending Agent. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2025:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ETC Cabana Target Beta ETF	$1,334,333	$1,334,333	$—	$—
ETC Cabana Target Drawdown 10 ETF	6,227,900	6,227,900	—	—

(1)    Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2025, are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2025, the cash collateral was invested in Short-Term Investments with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
ETC Cabana Target Beta ETF
Short-Term Investments	$1,359,875	$—	$—	$—	$1,359,875

ETC Cabana Target Drawdown 10 ETF
Short-Term Investments	$6,365,275	$—	$—	$—	$6,365,275

9.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10.   New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

11.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) October 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Sub-Advisory Agreement with respect to TDSB, TDSC, and CLSM

At a meeting held on June 25, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the sub-advisory agreement (the “New Agreement”) between Exchange Traded Concepts, LLC (“ETC”) and Cabana LLC (“Cabana”) pursuant to which Cabana provides sub-advisory services to the ETC Cabana Target Beta ETF (“TDSB”), ETC Cabana Target Drawdown 10 ETF (“TDSC”), and ETC Cabana Target Leading Sector Moderate ETF (“CLSM”) (each, a “Fund” and collectively, the “Funds”), as a result of a pending change of control at Cabana, under the same terms as provided for in the prior sub-advisory agreement, including the rate of compensation. On August 12, 2025, CI Financial Corp. (“CI Financial”), the ultimate parent company of Cabana, concluded a transaction with Accelerate Holdings Corp. (“Accelerate”), a company ultimately controlled by Mubadala Capital, whereby Accelerate acquired all of the issued and outstanding common shares of CI Financial (the “Transaction”). The Transaction caused a change in control of Cabana under the Investment Company Act of 1940 (the “1940 Act”) and resulted in the assignment and automatic termination of the prior sub-advisory agreement between ETC, the Funds’ investment adviser, and Cabana pursuant to which Cabana served as sub-adviser to the Funds.

Pursuant to Section 15 of the 1940 Act, the New Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the New Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the New Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the New Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the New Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the New Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the New Agreement, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration: (i) the nature, extent, and quality of the services to be provided by Cabana under the New Agreement; (ii) Cabana’s expected costs of the profits to be realized from providing such services,

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) October 31, 2025

including any fall-out benefits to be enjoyed by Cabana or its affiliates; (iii) fee and profitability information; (iv) the extent to which the sub-advisory fee for the Funds reflects economies of scale to be shared with shareholders; and (vi) certain other factors the Board deemed to be relevant.

With regard to the Transaction, the Trustees noted that Mubadala is indirectly acquiring CI Financial’s interest in Cabana in conjunction with a much larger transaction. The Trustees also considered the fact that there will be no anticipated changes to the Funds’ day-to-day operations, investment objectives, strategies, risks or portfolio managers, and no anticipated changes to Cabana’s operations as a result of the Transaction. The Trustees also considered the fact that the Funds would not bear any costs or expenses, directly or indirectly, related to the Transaction.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by Cabana at the Meeting related to the New Agreement, including a description of the Transaction and any impact on the services provided to the Funds; an overview of Cabana’s services to the Funds and personnel that perform such services; a review of Cabana’s financial condition; information regarding risk management processes and liquidity management; and the compliance policies and procedures of Cabana.

With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered its familiarity with Cabana as the sub-adviser to the Funds since their inception and Cabana’s specific responsibilities in all aspects of the day-to-day management of the Funds. The Board observed that Cabana is responsible for developing, implementing, and maintaining the Funds’ investment program, providing trade instructions and conducting post-trade reviews for the Funds. The Board noted that it had been provided Cabana’s registration form on Form ADV and responses to a detailed series of questions, which included a description of Cabana’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of Cabana’s investment personnel, the quality of Cabana’s compliance infrastructure, and the determination of the Trust’s CCO that Cabana continues to have appropriate compliance policies and procedures in place. The Board also considered Cabana’s representation that there were no expected changes to the services provided by Cabana to the Funds as a result of the Transaction.

Cost of Advisory Services and Profitability. The Board reviewed the sub-advisory fee to be paid to Cabana under the New Agreement, which would be the same as the fee paid under the Current Agreement. The Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Cabana. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Cabana given the work performed by each firm. The Board considered the costs and expenses to be incurred by Cabana in providing sub-advisory services, evaluated the compensation and benefits to be received by Cabana from its relationship with the Funds, and reviewed a profitability analysis from Cabana with respect to the Funds. The Board considered the risks borne by Cabana associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring the Funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. In light of this information, the Board concluded that the sub-advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of the Funds as assets grow in size. The Board also considered that, since the Funds are not expected to be impacted as a result of the Transaction, no economies or diseconomies of scale are expected from the Transaction.

Conclusion. The Board, having requested and received such information from Cabana as it believed reasonably necessary to evaluate the terms of the New Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the New Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore determined that the approval of the New Agreement was in the best interests of the Funds and their shareholders. No single factor was determinative of the Board’s decision to approve the New Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) October 31, 2025

Approval of Continuance of Investment Advisory Agreement with respect to TDSB, TDSC, and CLSM

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the ETC Cabana Target Beta ETF (“TDSB”), ETC Cabana Target Drawdown 10 ETF (“TDSC”), and ETC Cabana Target Leading Sector Moderate ETF (“CLSM”) (each, a “Fund” and collectively, the “Funds”) and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of each Fund.

The Board considered that beyond portfolio management, ETC’s responsibilities, including through its affiliates, include overseeing the activities of Cabana, including regular review of Cabana’s performance and compliance functions; trading portfolio securities and other investment instruments on behalf of each Fund based on instructions from Cabana; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as its responses to a detailed series of questions, which included a description of its operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC and noted there were no other material changes to ETC’s staffing, management, or overall condition over the past year.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) October 31, 2025

The Board also considered other services provided to the Funds by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Funds under the Agreement supported the Board’s approval of the continuance of the Agreement, respectively, for the coming year.

Performance. The Board reviewed the performance of each of the Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2025. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

ETC Cabana Target Beta ETF (TDSB)

The Board found that TDSB underperformed the Peer Group median and mean for the June 30, 2025 year-to-date, 1-year and 3-year periods (annualized), but observed the Fund had positive returns for each period and not the lowest of its peer group. The Fund underperformed its broad-based benchmark index (S&P 500 Index) and underperformed its secondary benchmark (S&P Target Risk Moderate Index) for the one-year, three-year and since inception periods ended June 30, 2025.

ETC Cabana Target Drawdown 10 ETF (TDSC)

The Board found that TDSC underperformed the Peer Group median and mean for the June 30, 2025 year-to-date, 1-year and 3-year periods (annualized), but returns were positive for each period. The Fund underperformed its broad-based benchmark index (S&P 500 Index) and secondary benchmark (S&P Target Risk Moderate Index) for the one-year, three-year and since inception periods ended June 30, 2025.

ETC Cabana Target Leading Sector Moderate ETF (CLSM)

The Board found that CSLM outperformed the Peer Group median and mean for the June 30, 2025 year-to-date period, but has underperformed the mean and median for the 1-year and 3-year periods (annualized), although returns across each were positive. The Fund underperformed its broad-based benchmark index (S&P 500 Index) and its secondary benchmark (S&P Target Risk Moderate Index) for the one-year and three-year periods ended June 30, 2025.

The Board considered ETC’s observation that each Fund has demonstrated certain levels of underperformance relative to each Fund’s peer group and benchmark index, however, in no case were the Funds the worst performing funds on a sustained basis and in most instances were within the range of their peers. The investment objective of each of the Funds is to provide long-term growth. The Board also took into account the reorganization of the Funds which was completed in 2024. The Board further considered ETC’s representation that it has continued to monitor the performance of the Funds and has been in contact with Cabana during the annual period regarding proposals and options to remediate the current trend, and that Cabana has reported to the Board on certain adjustments it has made to its investment strategies, and others it has proposed, to do so. The Board noted that based on the experience of Cabana and with oversight by ETC, that ETC is expected to continue to provide satisfactory performance for the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) October 31, 2025

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement and the sub-advisory fee paid by ETC to Cabana. The Board reviewed a report prepared by ISS comparing each Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for CLSM was in line the median of advisory fees paid by its peer group and that the advisory fee for each of TDSB and TDSB was slightly above the median but within the range of its peer group. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for each Fund to ensure that the total operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Fund and related funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources and that, while Cabana has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board also considered that, under each Fund’s investment strategy, the Fund invests in other investment companies, which causes the Fund to indirectly bear the operating expenses of those other investment companies. With respect to the assets of the Funds invested in underlying investment companies, the Board determined that each Fund’s advisory fee is based on services that ETC and Cabana provide to the Fund that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by each of ETC and Cabana from its relationship with the Funds, and reviewed profitability information from ETC. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits.  The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with the Funds. The Board considered that ETC does not utilize soft dollars with respect to the Funds. The Board considered that ETC receives some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, weas fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: December 22, 2025	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: December 22, 2025	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: December 22, 2025	Principal Financial Officer/Treasurer